Note 54 Annual variable remuneration Upfront payment (Details) € in Thousands	Dec. 31, 2020 EUR (€) shares
Annual variable remuneration Upfront payment BBVA directors [Line Items]
Annual variable remuneration BBVA directors in cash | €	€ 0
Annual variable remuneration BBVA directors in shares | shares	0
Board of Directors Chairman [Member]
Annual variable remuneration Upfront payment BBVA directors [Line Items]
Annual variable remuneration BBVA directors in cash | €	€ 0
Annual variable remuneration BBVA directors in shares | shares	0
Chief Executive Officer [Member]
Annual variable remuneration Upfront payment BBVA directors [Line Items]
Annual variable remuneration BBVA directors in cash | €	€ 0
Annual variable remuneration BBVA directors in shares | shares	0